Property and Equipment - Sensitivity Impacts on Impairment Tests Completed (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Impairment (reversal) loss	$ (31,521)	$ 40,036
West Gharib [member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment (reversal) loss	(20,527)	24,769
West Bakr [member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment (reversal) loss	(4,615)	6,610
North West Gharib [member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment (reversal) loss	(3,028)	4,596
Canada [member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment (reversal) loss	$ (3,351)	$ 4,061